Organization and Business Description (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 ¥ / shares	Dec. 31, 2020 USD ($)
Organization and Business Description (Details) [Line Items]
Option price per share | (per share)	$ 1.45	¥ 10
Subsidiaries amount	$ 3,802,885		$ 4,463,857
Statutory reserves	$ 2,473,801		$ 2,473,797
SDH Shareholders [Member] | Equity Pledge Agreement [Member]
Organization and Business Description (Details) [Line Items]
Percentage of shareholders	100.00%	100.00%